Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Share Option Activity) (Details) - Sogou [Member] - Sohu Management Sogou Share Option Arrangement [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		9
Number of Shares, Granted		0
Number of Shares, Exercised		0
Number of Shares, Forfeited or expired		0
Number of Shares, Outstanding, Ending balance		9	9
Number of Shares, Vested, Ending balance		9
Number of Shares, Exercisable, Ending balance		9
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		4 years 4 months 17 days	5 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		4 years 4 months 17 days	5 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance		4 years 4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		4 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 73
Aggregate Intrinsic Value, Vested, Ending balance	[1]	73
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 73
Closing price		$ 8.15
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 8.15

[1]	The aggregate intrinsic values in the preceding table represent the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the options.